FORM 13F

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                              FORM 13F COVER PAGE

Report for the Quarter Ended:         June 30, 2007

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):         [   ] is a restatement.
                                                [   ] adds new holding
                                                      entries.

Institutional Investment Manager Filing this Report:

Name:       Marietta Investment Partners, LLC
Address:    100 East Wisconsin Avenue, Suite 2650
            Milwaukee, WI 53202

Form 13F File Number:         28-05741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:             Christine M. Smyth
Title:            Development Director and Chief Compliance Officer
Phone:            (414) 289-9080
Signature, Place, and Date of Signing:



/s/ Christine M. Smyth    Milwaukee, Wisconsin    7/24/07
-----------------------  ----------------------  ----------
      (Signature)           (City, State)          (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:              108

Form 13F Information Table Value Total:         $173,737
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None




                       Marietta Investment Partners, LLC
                           Form 13F Information Table
                                 June 30, 2007

                                                                                                  Voting Authority
                                                                                                -------------------
                                                        Value    Shares/ Sh/ Put/ Invstmt Otr
Name of Issuer                 Title of class CUSIP     (x$1000) Prn Amt Prn Call Dscretn Mgrs Sole    Shrd  None
-----------------------        -------------- --------- -------- ------- --- ---- ------- ---- ------- ----- --------
3M CO.                         COM            88579Y101    1,419  16,351 SH       Sole          16,351
ABBOTT LABS                    COM            002824100    1,454  27,145 SH       Sole          27,145
ADOBE SYS INC.                 COM            00724F101    2,979  74,190 SH       Sole          50,170         24,020
ALTRIA GROUP INC.              COM            02209S103      867  12,365 SH       Sole          12,365
AMERICA MOVIL SAB CV           SPON ADR L SHS 02364W105      227   3,660 SH       Sole           3,560            100
APPLE COMPUTER INC.            COM            037833100      481   3,945 SH       Sole           3,945
ARCADIA RES INC.               COM            039209101       38  30,600 SH       Sole          30,600
AT&T INC.                      COM            00206R102      227   5,470 SH       Sole           5,377             93
BAXTER INTL INC.               COM            071813109      427   7,585 SH       Sole           7,385            200
BERKSHIRE HATHAWAY INC.        CL A           084670108    1,752      16 SH       Sole              16
BERKSHIRE HATHAWAY INC.        CL B           084670207    1,994     553 SH       Sole             551              2
BHP BILLITON LTD               SPONSORED ADR  088606108    3,250  54,385 SH       Sole          37,715         16,670
BOEING CO.                     COM            097023105    3,230  33,595 SH       Sole          23,925          9,670
BP PLC                         SPONSORED ADR  055622104    1,698  23,532 SH       Sole          23,532
BRIGGS & STRATTON CORP.        COM            109043109      757  24,000 SH       Sole          24,000
BRISTOL MYERS SQUIBB           COM            110122108      462  14,624 SH       Sole          14,624
CADENCE DESIGN SYS INC.        COM            127387108      220  10,020 SH       Sole          10,020
CAMERON INTL CORP.             COM            13342B105    2,305  32,250 SH       Sole          22,020         10,230
CAMPBELL SOUP CO.              COM            134429109      470  12,100 SH       Sole          12,100
CB RICHARD ELLIS GROUP         CL A           12497T101    2,149  58,890 SH       Sole          42,125         16,765
CHEVRON CORP NEW               COM            166764100    2,388  28,345 SH       Sole          23,845          4,500
CHINA PETE & CHEM CORP.        SPON ADR H SHS 16941R108    2,273  20,360 SH       Sole          12,330          8,030
CISCO SYS INC.                 COM            17275R102      377  13,525 SH       Sole          12,825            700
CITIGROUP INC.                 COM            172967101      870  16,961 SH       Sole          16,961
COACH INC.                     COM            189754104    2,030  42,826 SH       Sole          42,826
COCA COLA CO.                  COM            191216100      288   5,500 SH       Sole           5,500
COGNIZANT TECH SOLUTNS         CL A           192446102    2,448  32,640 SH       Sole          21,850         10,790
COLGATE PALMOLIVE CO.          COM            194162103    1,968  30,345 SH       Sole          19,195         11,150
COMPANHIA VALE DO RIO          SPONSORED ADR  204412209      516  11,590 SH       Sole          11,390            200
CONOCOPHILLIPS                 COM            20825C104      529   6,734 SH       Sole           6,734
DANAHER CORP DEL               COM            235851102    2,865  37,950 SH       Sole          25,405         12,545
DEVON ENERGY CORP NEW          COM            25179M103      202   2,574 SH       Sole           2,474            100
DOMINION RES VA NEW            COM            25746U109      815   9,442 SH       Sole           9,442
DOW CHEM CO.                   COM            260543103    1,023  23,136 SH       Sole          23,136
DU PONT E I DE NEMOURS         COM            263534109    1,027  20,200 SH       Sole          20,200
EMERSON ELEC CO.               COM            291011104    3,290  70,290 SH       Sole          53,490         16,800
EXXON MOBIL CORP.              COM            30231G102    6,150  73,323 SH       Sole          73,073            250
FASTENAL CO.                   COM            311900104    1,348  32,200 SH       Sole          32,200
FISERV INC.                    COM            337738108    2,457  43,250 SH       Sole          43,150            100
FRANKLIN RES INC.              COM            354613101    2,896  21,860 SH       Sole          15,620          6,240
FREEPORT-MCMORAN COP&G         COM            35671D857      237   2,864 SH       Sole           2,864
GENENTECH INC COM NEW          COM            368710406      842  11,135 SH       Sole          11,135
GENERAL ELEC CO.               COM            369604103    5,459 142,606 SH       Sole         117,827         24,779
GILEAD SCIENCES INC.           COM            375558103    3,140  80,930 SH       Sole          61,570         19,360
GOLDMAN SACHS GROUP            COM            38141G104    5,264  24,287 SH       Sole          19,742          4,545
GOOGLE INC.                    CL A           38259P508    2,321   4,440 SH       Sole           2,980          1,460
GRANT PRIDECO INC.             COM            38821G101      410   7,619 SH       Sole           7,619
GRUPO TELEVISA SA DE           SP ADR REP ORD 40049J206    1,330  48,160 SH       Sole          39,330          8,830
ILLINOIS TOOL WKS INC.         COM            452308109      417   7,700 SH       Sole           6,000          1,700
INTERNATIONAL BUSINESS MACHS C COM            459200101      489   4,645 SH       Sole           4,645
ISHARES TR                     DJ SEL DIV INX 464287168    1,052  14,630 SH       Sole          14,630
ISHARES TR                     RUSSELL MCP GR 464287481      899   7,890 SH       Sole           7,315            575
ISHARES TR                     RUSSELL1000GRW 464287614      863  14,575 SH       Sole          14,275            300
ISHARES TR                     RUSSELL 1000   464287622      581   7,110 SH       Sole           6,780            330
ISHARES TR                     S&P SMLCAP 600 464287804      220   3,100 SH       Sole           3,100
ITRON INC.                     COM            465741106      207   2,650 SH       Sole           2,650
JOHNSON & JOHNSON              COM            478160104      820  13,315 SH       Sole          13,315
JOHNSON CTLS INC.              COM            478366107      845   7,301 SH       Sole           7,301
JPMORGAN CHASE & COMPANY       COM            46625H100    2,255  46,547 SH       Sole          45,997            550
KIMBERLY CLARK CORP.           COM            494368103    1,720  25,710 SH       Sole          25,710
KOHLS CORP.                    COM            500255104    1,660  23,370 SH       Sole          23,270            100
KRAFT FOODS INC.               CL A           50075N104      235   6,671 SH       Sole           6,671
LAUREATE EDUCATION INC.        COM            518613104      613   9,935 SH       Sole           9,935
LINCOLN NATL CORP IND          COM            534187109      245   3,460 SH       Sole           3,185            275
MANPOWER INC.                  COM            56418H100    1,005  10,900 SH       Sole          10,900
MARSHALL & ILSLEY CORP.        COM            571834100    1,863  39,124 SH       Sole          39,124
MCGRAW HILL COS INC.           COM            580645109    2,693  39,550 SH       Sole          27,245         12,305
MEDCO HEALTH SOLUTIONS         COM            58405U102      957  12,276 SH       Sole          12,276
MEDTRONIC INC.                 COM            585055106    2,605  50,222 SH       Sole          36,922         13,300
MGIC INVT CORP WIS             COM            552848103    1,502  26,412 SH       Sole          26,412
MICROSOFT CORP.                COM            594918104      766  25,999 SH       Sole          22,599          3,400
MIDCAP SPDR TR                 UNIT SER 1     595635103      379   2,325 SH       Sole           2,325
MONSANTO CO NEW                COM            61166W101    3,038  44,984 SH       Sole          32,034         12,950
NATIONAL OILWELL VARCO         COM            637071101    1,430  13,715 SH       Sole          13,150            565
NATIONAL PRESTO INDS           COM            637215104      339   5,437 SH       Sole           5,437
NEWMONT MINING CORP.           COM            651639106      204   5,234 SH       Sole           5,234
NORDSTROM INC.                 COM            655664100    2,963  57,955 SH       Sole          40,950         17,005
NOVO-NORDISK A S               ADR            670100205    3,266  30,084 SH       Sole          21,724          8,360
OMNICOM GROUP                  COM            681919106    2,446  46,230 SH       Sole          33,640         12,590
ORACLE CORP.                   COM            68389X105      240  12,200 SH       Sole          11,750            450
PEPSICO INC.                   COM            713448108    4,720  72,777 SH       Sole          61,577         11,200
PFIZER INC.                    COM            717081103    1,552  60,697 SH       Sole          60,697
POLO RALPH LAUREN CORP.        CL A           731572103    2,675  27,265 SH       Sole          19,670          7,595
POWERSHARES QQQ TRUST          UNIT SER 1     73935A104    1,259  26,440 SH       Sole          26,115            325
PPG INDS INC.                  COM            693506107      538   7,064 SH       Sole           7,064
PRICE T ROWE GROUP INC.        COM            74144T108    2,948  56,820 SH       Sole          39,255         17,565
PROCTER & GAMBLE CO.           COM            742718109    2,282  37,294 SH       Sole          36,194          1,100
PROLOGIS                       SH BEN INT     743410102      222   3,902 SH       Sole           3,777            125
PRUDENTIAL FINL INC.           COM            744320102    2,241  23,045 SH       Sole          16,965          6,080
ROCKWELL COLLINS INC.          COM            774341101    4,221  59,755 SH       Sole          46,850         12,905
ROYAL DUTCH SHELL PLC          SPONS ADR A    780259206    2,136  26,300 SH       Sole          26,300
SARA LEE CORP.                 COM            803111103      580  33,320 SH       Sole          33,320
SCHLUMBERGER LTD.              COM            806857108    2,864  33,715 SH       Sole          27,745          5,970
SELECT SECTOR SPDR TR          SBI HEALTHCARE 81369Y209      275   7,800 SH       Sole           3,800          4,000
SNAP ON INC.                   COM            833034101      568  11,248 SH       Sole          11,248
SPDR TR                        UNIT SER 1     78462F103    1,783  11,850 SH       Sole           5,050          6,800
STARWOOD HOTELS&RESORT         COM            85590A401    2,559  38,155 SH       Sole          25,635         12,520
STATE STREET CORP.             COM            857477103    3,003  43,905 SH       Sole          29,040         14,865
STRATTEC SEC CORP.             COM            863111100      229   4,868 SH       Sole           4,868
TEXAS INSTRUMENTS INC.         COM            882508104    3,570  94,876 SH       Sole          67,871         27,005
THERMO FISHER SCIENTIF         COM            883556102    2,288  44,240 SH       Sole          31,710         12,530
TRANSOCEAN, INC.               ORD            G90078109    2,693  25,414 SH       Sole          18,394          7,020
US BANCORP DEL COM NEW         COM            902973304    2,564  77,819 SH       Sole          77,819
WALGREEN CO.                   COM            931422109    1,284  29,500 SH       Sole          29,500
WEATHERFORD INTL LTD.          COM            G95089101    1,237  22,400 SH       Sole          22,400
WELLS FARGO CO.                COM            949746101      239   6,800 SH       Sole           6,800
WEYERHAEUSER CO.               COM            962166104      355   4,500 SH       Sole           4,500
ZIMMER HOLDINGS INC W/I COM    COM            98956P102    2,866  33,759 SH       Sole          23,629         10,130
REPORT SUMMARY                 108                       173,737